Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands						9 Months Ended		12 Months Ended
	Feb. 10, 2020 CNY (¥) shares	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) shares	Jan. 31, 2020 USD ($) shares	Jan. 17, 2020 $ / shares shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Jul. 15, 2020 CNY (¥)	Jul. 15, 2020 USD ($)	Dec. 31, 2019 $ / shares shares	Oct. 29, 2019 USD ($) $ / shares shares	Sep. 30, 2019 shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares	Oct. 31, 2016 $ / shares
Statement Line Item [Line Items]
Ordinary shares, shares authorized						800,000,000			800,000,000			500,000,000
Voting rights						Each ordinary share is entitled to one vote.	Each ordinary share is entitled to one vote.
Ordinary shares, par value | $ / shares									$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Proceeds from initial public offering						¥ 726,300	$ 106,972,000
Share price | $ / shares																	$ 0.77
American depository shares, common share equivalent	23	23
Prepaid Expensestock repurchase program						34,051			$ 5,015,000
Issuance of Private Placement						¥ 1,980,548	291,703,000
2017 Employee Stock Option Plan [Member]
Statement Line Item [Line Items]
Shares Held in Employee Stock Option Plan						115,888			115,888
Collaboration Agreement with Everest [Member] | Everest Member [Member]
Statement Line Item [Line Items]
Shares issued upon conversion			6,078,571	6,078,571	6,078,571
Hillhouse Entities [Member]
Statement Line Item [Line Items]
Proceeds from Issuance of Warrants | $							45.00
Hillhouse Entities [Member] | First Closing Period [Member]
Statement Line Item [Line Items]
Shares, Issued						20,421,378			20,421,378
Number of warrants issued						3,744,032			3,744,032
Gross proceeds of shares and warrants | $							293,000,000
Hillhouse Entities [Member] | Second Closing Period [Member]
Statement Line Item [Line Items]
Shares, Issued								8,712,124
Number of warrants issued								1,597,235
Gross proceeds of shares and warrants | $								$ 125,000,000.0
Collaboration Agreement With Investores [Member]
Statement Line Item [Line Items]
Issuance of Private Placement | $							$ 418,000,000
American Depositary Shares [Member] | Investor Warrants [Member]
Statement Line Item [Line Items]
Number of share issued, ADS						5,341,267	5,341,267
Share price | $ / shares									$ 45
Proceeds from Issuance of Warrants | $							$ 104,500,000
American Depositary Shares [Member] | IPO [Member]
Statement Line Item [Line Items]
Number of share issued, ADS			7,407,400	7,407,400
Number of share issued, price per share | $ / shares					$ 14.00
Proceeds from initial public offering | $			$ 103,700,000	$ 103,700,000
American Depositary Shares [Member] | Over-Allotment Option [Member]
Statement Line Item [Line Items]
Number of share issued, ADS	8,175,750	8,175,750
Proceeds from initial public offering, net	¥ 697,788	$ 101,300,000
Proceeds from initial public offering | $		$ 114,500,000
Common Stock Shares Issuable		768,350
Share price | $ / shares		$ 14.00
American Depositary Shares [Member] | Private Placement [Member]
Statement Line Item [Line Items]
Number of share issued, ADS						29,133,502	29,133,502
Share price | $ / shares									$ 33
Issuance of Private Placement | $							$ 418,000,000
Series A Convertible Preferred Stock [Member]
Statement Line Item [Line Items]
Preferred stock, shares outstanding					30,227,056	0			0			30,227,056		30,227,056	30,227,056
Number of preferred shares converted to common shares					30,227,056
Series B Convertible Preferred Stock [Member]
Statement Line Item [Line Items]
Preferred stock, shares outstanding					23,288,783
Number of preferred shares converted to common shares					23,288,783
Convertible Preferred Stock Series B-1 Upon Conversion [Member]
Statement Line Item [Line Items]
Preferred stock, shares outstanding					3,714,580
Number of preferred shares converted to common shares					3,714,580
Convertible Preferred Stock Series B-2 [Member]
Statement Line Item [Line Items]
Temporary Shares Outstanding					3,301,849
Number of preferred shares converted to common shares					3,571,427
Series C Preferred Stock [Member]
Statement Line Item [Line Items]
Temporary Shares Outstanding					31,046,360
Number of preferred shares converted to common shares					34,420,469
Series C-1 Convertible Preferred Stock [Member]
Statement Line Item [Line Items]
Temporary Shares Outstanding					3,857,143
Number of preferred shares converted to common shares					4,537,814
Director [Member]
Statement Line Item [Line Items]
Ordinary shares, shares authorized													800,000,000
Ordinary shares, par value | $ / shares													$ 0.0001
Common stock value authorized | $													$ 80,000,000
Board of Directors [Member] | American Depositary Shares [Member]
Statement Line Item [Line Items]
Amount of stock repurchase | $											$ 20,000,000
Prepaid Expensestock repurchase program										¥ 34,051	$ 5,000,000
shares were repurchased						0			0